Trade Receivables (Schedule of Trade Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trade Receivables [Abstract]
Notes	¥ 1,448	¥ 2,570
Accounts	19,084	24,437
Trade receivables, gross	20,532	27,007
Less allowance for doubtful accounts	128	54	75	67
Trade receivables, net	¥ 20,404	¥ 26,953